Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	Eaton Vance NextShares Trust
Central Index Key	0001573035
Amendment Flag	false
Document Creation Date	Feb. 26, 2018
Document Effective Date	Mar. 01, 2018
Prospectus Date	Mar. 01, 2018
Eaton Vance Global Income Builder NextShares | Eaton Vance Global Income Builder NextShares
Risk/Return:
Trading Symbol	EVGBC